ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Additional Information - Condensed Financial Statements
Schedule of Information of Condensed Balance Sheets

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
			Note 3(a)
ASSETS
Current assets:
Cash and cash equivalents	226	247	39
Amounts due from related parties	915,469	653,990	102,626
Prepaid expenses and other current assets	211	211	33
Total current assets	915,906	654,448	102,698

Non-current assets:
Other non-current assets, net	544	404	63
Total non-current assets	544	404	63

Total assets	916,450	654,852	102,761

LIABILITIES
Current liabilities:
Investment deficit in subsidiaries and consolidated VIEs	760,922	504,760	79,208
Accrued and other liabilities	12,406	3,895	611
Total current liabilities	773,328	508,655	79,819

Non-current liabilities:
Total non-current liabilities	—	—	—

Total liabilities	773,328	508,655	79,819

SHAREHOLDERS’ EQUITY
Preferred shares
(US$ 0.003 par value; 1,666,667 shares authorized, nil issued and outstanding as of December 31, 2020 and 2021)	—	—	—
Class A Ordinary shares
(US$ 0.003 par value; 66,666,667 and 66,666,667 shares authorized; 41,923,276 and 41,973,276 shares issued and outstanding as of December 31, 2020 and 2021, respectively)	794	795	125
Class C Ordinary shares
(US$ 0.003 par value; 8,333,333 and 8,333,333 shares authorized; 4,708,415 and 4,708,415 shares issued and outstanding as of December 31, 2020 and 2021, respectively)	90	90	14
Additional paid-in capital	3,545,073	3,545,955	556,438
Accumulated deficit	(3,414,936)	(3,411,934)	(535,407)
Accumulated other comprehensive income	12,101	11,291	1,772
Total shareholders’ equity	143,122	146,197	22,942

Total liabilities and shareholders’ equity	916,450	654,852	102,761

Schedule of Information of Condensed Statement of Operations

	Years ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
				Note 3(a)
NET REVENUES
- Educational programs and services	—	—	—	—
- Intellectualized operational services	—	—	—	—
Cost of revenues
- Educational programs and services	—	—	—	—
- Intellectualized operational services	—	—	—	—
GROSS LOSS	—	—	—	—
Operating expenses:
Selling and marketing	—	—	—	—
General and administrative	(12,380)	(7,841)	(2,926)	(459)
Research and development	—	—	—	—
Total operating expenses	(12,380)	(7,841)	(2,926)	(459)

OPERATING LOSS	(12,380)	(7,841)	(2,926)	(459)
Share of (loss) income from subsidiaries	(159,282)	(55,362)	5,944	932
OTHER EXPENSE
Interest expense, net	(267)	—	—	—
Other income (loss), net	71,988	491	(16)	(3)
Income tax	—	—	—	—
NET (LOSS) INCOME	(99,941)	(62,712)	3,002	470

Schedule of Information of Condensed Statement of Cash Flows

	Years ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
				Note 3(a)
Cash flows from operating activities	36,738	(36,005)	21	3
Cash flows from investing activities	—	—	—	—
Cash flows from financing activities	(41,179)	35,578	—	—
Effects of exchange rate changes on cash and cash equivalents	—	—	—	—
Net change in cash and cash equivalents	(4,441)	(427)	21	3
Cash, cash equivalents and restricted cash at beginning of year	5,094	653	226	36
Cash, cash equivalents and restricted cash at end of year	653	226	247	39

Supplemental disclosure of cash flow information

Supplemental disclosure of non-cash investing and financing activities